Benefit Plans - Asset Allocation Targets and Actual Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	100.00%
Plan assets allocation, Total	100.00%	100.00%
Domestic equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	30.50%
Plan assets allocation, Total	32.90%	33.90%
International equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	14.00%
Plan assets allocation, Total	15.30%	17.80%
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	8.00%
Plan assets allocation, Total	5.40%	4.80%
Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	37.50%
Plan assets allocation, Total	37.30%	35.00%
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	10.00%
Plan assets allocation, Total	9.10%	8.50%